Maturity [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
iShares iBonds 2030 Term High Yield and Income ETF | iShares iBonds 2030 Term High Yield and Income ETF
Prospectus [Line Items]
Annual Return [Percent]	8.88%	7.26%